UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s PGIM Global Real Estate Fund and PGIM Jennison Technology Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Global Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.9%
Common Stocks
Australia 5.3%
Charter Hall Office, REIT (Escrow Shares)*^	590,800	$ —
Dexus, REIT	2,623,665	19,748,015
Goodman Group, REIT	4,003,965	28,749,408
GPT Group (The), REIT	3,575,303	13,727,186
Scentre Group, REIT	5,021,459	15,904,288
Stockland, REIT	9,071,309	28,061,278
Vicinity Centres, REIT	8,396,963	16,666,105
		122,856,280
Canada 2.3%
Canadian Apartment Properties, REIT	496,772	16,554,612
Chartwell Retirement Residences, UTS	1,648,807	19,417,860
First Capital Realty, Inc.	1,149,216	17,916,055
		53,888,527
France 4.3%
Carmila SA, REIT	319,718	8,674,263
Covivio, REIT	133,448	13,892,790
Klepierre SA, REIT	519,544	19,615,421
Unibail-Rodamco-Westfield	254,952	56,543,224
		98,725,698
Germany 4.7%
ADO Properties SA, 144A	199,286	11,358,845
Alstria office REIT AG	719,859	11,166,248
LEG Immobilien AG	183,362	20,640,516
TLG Immobilien AG	419,460	10,943,257
Vonovia SE	1,133,596	54,905,116
		109,013,982
Hong Kong 8.2%
CK Asset Holdings Ltd.	1,137,092	8,732,491
Henderson Land Development Co. Ltd.	4,761,515	26,664,305
Link REIT	5,177,188	51,455,228
New World Development Co. Ltd.	4,558,683	6,516,339
Sun Hung Kai Properties Ltd.	3,783,134	59,645,891

PGIM Global Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Swire Properties Ltd.	3,934,919	$ 15,504,007
Wharf Real Estate Investment Co. Ltd.	2,721,016	19,867,432
		188,385,693
Ireland 1.7%
Green REIT PLC	8,275,729	14,554,359
Hibernia REIT PLC	8,997,653	15,332,603
Irish Residential Properties REIT PLC	5,562,624	8,969,317
		38,856,279
Japan 10.4%
Activia Properties, Inc., REIT	3,212	14,336,686
Daiwa House Industry Co. Ltd.	370,803	13,527,115
Daiwa Office Investment Corp., REIT	2,102	12,804,155
Invincible Investment Corp., REIT	35,723	15,788,838
Japan Hotel REIT Investment Corp.	19,357	14,194,138
Japan Real Estate Investment Corp., REIT	4,006	20,959,648
Kenedix Retail REIT Corp.	8,243	18,008,785
LaSalle Logiport, REIT	13,291	13,090,258
Mitsubishi Estate Co. Ltd.	1,209,585	21,004,303
Mitsui Fudosan Co. Ltd.	1,800,870	43,019,957
Nippon Building Fund, Inc., REIT	1,648	9,165,677
Sumitomo Realty & Development Co. Ltd.	1,223,721	44,801,267
		240,700,827
Singapore 1.9%
Cache Logistics Trust, REIT	12,736,498	7,254,064
Keppel REIT	18,098,772	15,558,456
Suntec Real Estate Investment Trust, REIT	15,759,897	21,345,072
		44,157,592
Spain 0.7%
Inmobiliaria Colonial Socimi SA, REIT	1,483,751	15,970,849
Sweden 1.7%
Atrium Ljungberg AB (Class B Stock)	426,970	7,421,850
Cibus Nordic Real Estate AB*	602,257	7,221,076

PGIM Global Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Fabege AB	965,329	$ 13,670,563
Hufvudstaden AB (Class A Stock)	738,364	11,423,481
		39,736,970
Switzerland 0.6%
PSP Swiss Property AG	140,454	13,213,236
United Kingdom 4.9%
Big Yellow Group PLC, REIT	1,201,014	14,986,709
British Land Co. PLC (The), REIT	1,255,957	10,897,421
Derwent London PLC, REIT	122,903	5,056,764
Land Securities Group PLC, REIT	1,210,496	14,982,756
NewRiver REIT PLC	2,449,751	8,828,631
Segro PLC, REIT	2,040,876	17,850,762
Shaftesbury PLC, REIT	974,932	11,956,514
Tritax Big Box PLC, REIT	6,578,542	13,152,318
Tritax EuroBox PLC, 144A*	5,992,201	8,218,448
Warehouse REIT PLC	5,765,892	7,632,042
		113,562,365
United States 53.2%
American Assets Trust, Inc., REIT	603,796	23,203,880
American Homes 4 Rent, REIT (Class A Stock)	838,840	18,571,918
Americold Realty Trust, REIT	666,996	14,347,084
AvalonBay Communities, Inc., REIT	469,563	83,042,216
Camden Property Trust, REIT	404,012	37,407,471
Columbia Property Trust, Inc., REIT	1,319,342	30,582,348
Community Healthcare Trust, Inc., REIT	759,979	22,799,370
CoreSite Realty Corp., REIT	88,042	9,869,508
Crown Castle International Corp., REIT	174,714	19,363,553
DiamondRock Hospitality Co., REIT	2,912,864	34,721,339
Digital Realty Trust, Inc., REIT	181,187	21,999,725
Duke Realty Corp., REIT	1,197,157	34,861,212
Easterly Government Properties, Inc., REIT	847,300	16,056,335
Empire State Realty Trust, Inc., REIT (Class A Stock)	1,916,094	31,941,287
Equity LifeStyle Properties, Inc., REIT	516,900	47,032,731
Extra Space Storage, Inc., REIT	339,938	31,943,974
Federal Realty Investment Trust, REIT	237,709	29,832,479
First Industrial Realty Trust, Inc., REIT	363,781	11,841,072
Forest City Realty Trust, Inc., REIT (Class A Stock)	1,111,770	27,760,897
Four Corners Property Trust, Inc., REIT	1,021,986	25,447,451
Highwoods Properties, Inc., REIT	310,854	15,266,040

PGIM Global Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Hilton Worldwide Holdings, Inc.	271,354	$ 21,344,706
Hudson Pacific Properties, Inc., REIT	1,078,960	36,965,170
Invitation Homes, Inc., REIT	1,074,491	24,831,487
JBG SMITH Properties, REIT	680,260	24,829,490
Kilroy Realty Corp., REIT	398,841	29,095,451
Life Storage, Inc., REIT	258,527	24,808,251
Macerich Co. (The), REIT	597,940	35,314,336
MedEquities Realty Trust, Inc., REIT	1,483,964	16,620,397
MGM Growth Properties LLC, REIT (Class A Stock)	833,555	25,256,716
Park Hotels & Resorts, Inc., REIT	222,391	6,956,390
ProLogis, Inc., REIT	1,319,055	86,556,389
Rexford Industrial Realty, Inc., REIT	844,512	25,875,848
Sabra Health Care REIT, Inc.	1,025,929	22,170,326
Simon Property Group, Inc., REIT	309,277	54,497,700
STAG Industrial, Inc., REIT	1,315,331	35,934,843
Sunstone Hotel Investors, Inc., REIT	1,615,891	26,290,547
UDR, Inc., REIT	1,393,646	53,627,498
Welltower, Inc., REIT	1,388,139	86,897,501
		1,225,764,936

Total Long-Term Investments (cost $1,924,486,990)		2,304,833,234

TOTAL INVESTMENTS 99.9% (cost $1,924,486,990)		2,304,833,234
Other assets in excess of liabilities 0.1%		1,821,649

Net Assets 100.0%		$ 2,306,654,883

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Global Real Estate Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 122,856,280	$—
Canada	53,888,527	—	—
France	—	98,725,698	—
Germany	—	109,013,982	—
Hong Kong	—	188,385,693	—
Ireland	—	38,856,279	—
Japan	—	240,700,827	—
Singapore	—	44,157,592	—
Spain	—	15,970,849	—
Sweden	—	39,736,970	—
Switzerland	—	13,213,236	—
United Kingdom	8,218,448	105,343,917	—
United States	1,225,764,936	—	—
Total	$1,287,871,911	$1,016,961,323	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows:
Retail REITs	14.3%
Industrial REITs	12.9
Office REITs	12.8
Residential REITs	12.5
Real Estate Operating Companies	9.7
Diversified Real Estate Activities	9.3
Diversified REITs	8.1
Health Care REITs	6.5
Specialized REITs	6.4
Hotel & Resort REITs	5.3
Hotels, Resorts & Cruise Lines	0.9%
Health Care Facilities	0.8
Real Estate Development	0.4
99.9
Other assets in excess of liabilities	0.1
100.0%

PGIM Jennison Technology Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 92.6%
Common Stocks
Automobiles 1.9%
Tesla, Inc.*	349	$ 104,051
Electronic Equipment, Instruments & Components 4.2%
Corning, Inc.	3,687	122,334
Hexagon AB (Sweden) (Class B Stock)	1,713	104,507
		226,841
Equity Real Estate Investment Trusts (REITs) 5.3%
American Tower Corp.	1,082	160,396
Equinix, Inc.	284	124,755
		285,151
Health Care Equipment & Supplies 0.5%
Intuitive Surgical, Inc.*	53	26,934
Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc.*	106	188,409
Netflix, Inc.*	367	123,844
		312,253
Internet Software & Services 15.6%
Alibaba Group Holding Ltd. (China), ADR*	721	134,993
Alphabet, Inc. (Class C Stock)*	221	269,015
Facebook, Inc. (Class A Stock)*	890	153,596
New Relic, Inc.*	389	38,005
Okta, Inc.*	1,617	80,284
Shopify, Inc. (Canada) (Class A Stock)*	238	32,894
Tencent Holdings Ltd. (China)	2,833	129,541
		838,328
IT Services 9.6%
PayPal Holdings, Inc.*	1,974	162,144
Square, Inc. (Class A Stock)*	2,310	149,342
Teradata Corp.*	2,483	95,074
Wirecard AG (Germany)	583	109,098
		515,658

PGIM Jennison Technology Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 3.2%
Illumina, Inc.*	532	$ 172,559
Semiconductors & Semiconductor Equipment 11.2%
Broadcom, Inc.	500	110,885
Intel Corp.	3,904	187,782
NVIDIA Corp.	942	230,658
Texas Instruments, Inc.	683	76,032
		605,357
Software 29.2%
Activision Blizzard, Inc.	2,022	148,455
Adobe Systems, Inc.*	554	135,553
Dassault Systemes SE (France)	371	55,528
Guidewire Software, Inc.*	1,107	95,423
Microsoft Corp.	2,357	250,031
Red Hat, Inc.*	789	111,430
salesforce.com, Inc.*	1,308	179,392
SAP SE (Germany), ADR	458	53,146
ServiceNow, Inc.*	636	111,911
Splunk, Inc.*	1,382	132,810
Tableau Software, Inc. (Class A Stock)*	1,138	117,294
Workday, Inc. (Class A Stock)*	834	103,433
Zendesk, Inc.*	1,498	81,596
		1,576,002
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	1,726	328,441

Total Long-Term Investments (cost $5,089,455)		4,991,575

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $382,802)(w)	382,802	382,802

TOTAL INVESTMENTS 99.7% (cost $5,472,257)		5,374,377
Other assets in excess of liabilities 0.3%		16,473

Net Assets 100.0%		$ 5,390,850

PGIM Jennison Technology Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$ 104,051	$ —	$—
Electronic Equipment, Instruments & Components	122,334	104,507	—
Equity Real Estate Investment Trusts (REITs)	285,151	—	—
Health Care Equipment & Supplies	26,934	—	—
Internet & Direct Marketing Retail	312,253	—	—
Internet Software & Services	708,787	129,541	—
IT Services	406,560	109,098	—
Life Sciences Tools & Services	172,559	—	—
Semiconductors & Semiconductor Equipment	605,357	—	—
Software	1,520,474	55,528	—
Technology Hardware, Storage & Peripherals	328,441	—	—

Affiliated Mutual Fund	382,802	—	—
Total	$4,975,703	$398,674	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
UTS — Unit Trust Security

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date	September 17, 2018

* Print the name and title of each signing officer under his or her signature.